UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EMERGING MARKETS FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48054-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
August 31, 2012 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.7%)

             COMMON STOCKS (92.9%)

             CONSUMER DISCRETIONARY (8.0%)
             -----------------------------
             APPAREL RETAIL (0.0%)
    22,200   Mr. Price Group Ltd.                                                                  $      360
                                                                                                   ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
10,199,000   China Dongxiang Group Co.                                                                  1,013
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (0.9%)
     5,805   Hyundai Mobis Co. Ltd.                                                                     1,573
     3,300   Hyundai Wia Corp.                                                                            524
    23,894   Mando Corp.                                                                                3,391
 2,216,000   Minth Group Ltd.                                                                           2,471
    30,900   Pyeong Hwa Automotive Co. Ltd.                                                               456
                                                                                                   ----------
                                                                                                        8,415
                                                                                                   ----------
             AUTOMOBILE MANUFACTURERS (3.0%)
 1,414,000   Dongfeng Motor Group Co. Ltd.                                                              1,830
 1,216,000   Great Wall Motor Co. Ltd. "H"                                                              2,753
 7,074,866   Guangzhou Automobile Industry Group Co. Ltd. "H"                                           4,935
    32,603   Hyundai Motor Co. Ltd.                                                                     6,911
   106,279   KIA Motors Corp.                                                                           6,941
   220,800   Tata Motors Ltd. ADR                                                                       4,663
                                                                                                   ----------
                                                                                                       28,033
                                                                                                   ----------
             CABLE & SATELLITE (0.2%)
    40,200   ednNaspers Ltd.                                                                            2,339
                                                                                                   ----------
             CASINOS & GAMING (0.3%)
    57,810   Grand Korea Leisure Co. Ltd.                                                               1,470
    79,670   Paradise Co. Ltd.                                                                          1,116
                                                                                                   ----------
                                                                                                        2,586
                                                                                                   ----------
             CONSUMER ELECTRONICS (0.8%)
   100,971   LG Electronics, Inc.                                                                       6,265
 3,814,569   Tatung Co. Ltd.                                                                              779
                                                                                                   ----------
                                                                                                        7,044
                                                                                                   ----------
             DEPARTMENT STORES (1.0%)
   222,700   El Puerto De Liverpool, S.A.B. de C.V.                                                     1,810
    28,453   Shinsegae Co. Ltd.                                                                         5,667
   199,883   Woolworths Holdings Ltd.                                                                   1,427
                                                                                                   ----------
                                                                                                        8,904
                                                                                                   ----------
             DISTRIBUTORS (0.3%)
   102,000   Imperial Holdings Ltd.                                                                     2,478
                                                                                                   ----------
             EDUCATION SERVICES (0.1%)
    59,300   Kroton Educacional S.A.                                                                      970
                                                                                                   ----------

================================================================================

1  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             FOOTWEAR (0.0%)
    64,700   Alpargatas S.A.                                                                       $      418
                                                                                                   ----------
             HOME IMPROVEMENT RETAIL (0.4%)
   735,130   JD Group Ltd.                                                                              3,919
                                                                                                   ----------
             HOMEBUILDING (0.7%)
 3,777,500   Consorcio ARA S.A. de C.V.                                                                 1,021
    48,500   Cyrela Brazil Realty S.A.                                                                    395
   252,560   Desarrolladora Homex S.A. de C.V. ADR*                                                     2,834
   148,400   Direcional Engenharia S.A.                                                                   826
   148,400   Even Construtora e Incorporadora S.A.                                                        563
    49,500   EZ Tec Empreendimentos e Participacoes S.A.                                                  597
                                                                                                   ----------
                                                                                                        6,236
                                                                                                   ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
 1,115,200   Asian Hotels & Properties plc(a)                                                             665
                                                                                                   ----------
             TEXTILES (0.1%)
 3,653,000   Weiqiao Textile Co. Ltd. "H"                                                               1,267
                                                                                                   ----------
             Total Consumer Discretionary                                                              74,647
                                                                                                   ----------
             CONSUMER STAPLES (5.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
   109,600   Cosan Ltd. "A"                                                                             1,526
17,423,500   Global Bio-chem Technology Group Co. Ltd.                                                  1,730
                                                                                                   ----------
                                                                                                        3,256
                                                                                                   ----------
             BREWERS (0.5%)
    16,500   Compania Cervecerias Unidas S.A. ADR                                                       1,074
   204,416   Jinro Ltd.                                                                                 4,018
                                                                                                   ----------
                                                                                                        5,092
                                                                                                   ----------
             DISTILLERS & VINTNERS (0.0%)
   432,500   Distilleries Co. of Sri Lanka plc(a)                                                         404
                                                                                                   ----------
             DRUG RETAIL (0.2%)
   223,700   Clicks Group Ltd.                                                                          1,531
                                                                                                   ----------
             FOOD DISTRIBUTORS (0.2%)
    95,500   Spar Group Ltd.                                                                            1,408
                                                                                                   ----------
             FOOD RETAIL (0.4%)
     6,800   BIM Birlesik Magazalar A.S.                                                                  280
    92,800   Magnit OJSC GDR                                                                            2,959
    44,200   Migros Ticaret A.S.*                                                                         463
                                                                                                   ----------
                                                                                                        3,702
                                                                                                   ----------
             HOUSEHOLD PRODUCTS (0.1%)
   460,200   Kimberly-Clark de Mexico S.A. de C.V. "A"                                                    941
                                                                                                   ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
 3,861,000   Lianhua Supermarket Holdings Co. Ltd.                                                      3,360
                                                                                                   ----------
             PACKAGED FOODS & MEAT (1.7%)
    77,500   AVI Ltd.                                                                                     535
   212,900   BRF-Brasil Foods S.A.                                                                      3,430
 2,048,000   Charoen Pokphand Foods Public Co. Ltd.(a)                                                  2,075
 1,078,400   JBS S.A.                                                                                   3,065
    79,000   M Dias Branco S.A.                                                                         2,452
    18,801   Nong Shim Co. Ltd.                                                                         4,143
    96,500   P.T. Charoen Pokphand Indonesia Tbk                                                           27
                                                                                                   ----------
                                                                                                       15,727
                                                                                                   ----------
             PERSONAL PRODUCTS (0.7%)
    10,620   ABLE C&C                                                                                     740

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   280,500   Hengan International Group Co. Ltd.                                                   $    2,819
   106,100   Natura Cosmeticos S.A.                                                                     2,661
                                                                                                   ----------
                                                                                                        6,220
                                                                                                   ----------
             SOFT DRINKS (0.2%)
    26,000   Fomento Economico Mexicano ADR                                                             2,197
                                                                                                   ----------
             TOBACCO (0.3%)
    33,064   KT&G Corp.                                                                                 2,503
                                                                                                   ----------
             Total Consumer Staples                                                                    46,341
                                                                                                   ----------
             ENERGY (11.3%)
             --------------
             COAL & CONSUMABLE FUELS (0.9%)
 5,205,000   China Coal Energy Co. Ltd "H"                                                              4,329
   862,500   China Shenhua Energy Co. Ltd. "H"                                                          3,141
   856,000   Yanzhou Coal Mining Co. Ltd. "H"                                                           1,221
                                                                                                   ----------
                                                                                                        8,691
                                                                                                   ----------
             INTEGRATED OIL & GAS (6.6%)
    33,600   Ecopetrol S.A. ADR                                                                         1,944
    19,100   Gazprom Neft JSC ADR                                                                         451
    64,600   Lukoil OAO ADR                                                                             3,669
   134,820   Lukoil OAO ADR                                                                             7,661
   566,400   OAO Gazprom ADR                                                                            5,474
 1,224,690   OAO Gazprom ADR                                                                           11,927
 2,524,000   PetroChina Co. Ltd. "H"                                                                    3,049
    15,740   PetroChina Co. Ltd. ADR                                                                    1,894
 1,030,300   Petroleo Brasileiro S.A. ADR                                                              21,781
   759,140   Polskie Gornictwo Naftowe i Gazownictwo S.A.                                                 932
    54,400   Sasol Ltd.                                                                                 2,348
                                                                                                   ----------
                                                                                                       61,130
                                                                                                   ----------
             OIL & GAS DRILLING (0.1%)
    41,100   Eurasia Drilling Co. Ltd. GDR                                                              1,235
                                                                                                   ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    70,000   Osx Brasil S.A.*                                                                             385
    40,000   TMK OAO GDR                                                                                  550
                                                                                                   ----------
                                                                                                          935
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   352,900   Afren plc*                                                                                   722
 4,040,000   CNOOC Ltd.                                                                                 7,699
   462,521   JKX Oil & Gas plc*                                                                           624
    91,000   KazMunaiGas Exploration Production GDR                                                     1,638
 9,313,500   Medco Energi Internasional Tkp                                                             1,641
    93,400   Pacific Rubiales Energy Corp.                                                              2,283
                                                                                                   ----------
                                                                                                       14,607
                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (2.0%)
   241,060   Polski Koncern Naftowy Orlen S.A.*                                                         2,840
   570,824   Reliance Industries Ltd. GDR(b)                                                           15,612
   285,200   Thai Oil Public Co. Ltd. NVDR                                                                596
                                                                                                   ----------
                                                                                                       19,048
                                                                                                   ----------
             Total Energy                                                                             105,646
                                                                                                   ----------

             FINANCIALS (26.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   148,140   Mirae Asset Securities Co. Ltd.                                                            4,034
                                                                                                   ----------
             DIVERSIFIED BANKS (18.6%)
 1,665,160   Asya Katilim Bankasi A.S.                                                                  1,757
   120,300   Banco do Estado do Rio Grande do Sul S.A.                                                    981
 1,154,770   Banco Santander Brasil S.A. ADR                                                            8,753

================================================================================

3  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   683,440   Bangkok Bank Public Co. Ltd.                                                          $    4,209
 1,304,400   Bank of Ayudhya Public NVDR                                                                1,322
12,209,000   Bank of China Ltd. "H"                                                                     4,439
   531,000   Bank of Communications Co. Ltd. "H"                                                          348
   262,300   Bank of the Philippine Islands                                                               468
    56,130   Bank Polska Kasa Opieki S.A.                                                               2,550
 4,095,000   China CITIC Bank Corp. Ltd. "H"                                                            1,954
14,150,973   China Construction Bank Corp. "H"                                                          9,305
 1,134,000   China Merchants Bank Co. Ltd. "H"                                                          1,956
 3,713,000   China Minsheng Bank "H"                                                                    3,030
 5,362,543   Chinatrust Financial Holding Co. Ltd.                                                      3,205
   551,597   Commercial International Bank                                                              2,721
    20,500   Credicorp Ltd.                                                                             2,471
   565,000   Grupo Financiero Banorte S.A.                                                              2,876
    90,800   Hana Financial Group, Inc.                                                                 2,713
   208,100   HDFC Bank Ltd. ADR                                                                         6,988
   206,571   ICICI Bank Ltd. ADR                                                                        6,720
27,479,703   Industrial and Commercial Bank of China Ltd. "H"                                          14,952
   647,409   Itau Unibanco Banco Multiplo S.A. GDR                                                     10,236
   995,900   JSC VTB Bank GDR                                                                           3,257
   103,000   Kasikornbank Public Co. Ltd.                                                                 555
   590,200   Kasikornbank Public Co. Ltd. NVDR                                                          3,183
   234,373   KB Financial Group, Inc.                                                                   7,591
    51,935   KB Financial Group, Inc. ADR                                                               1,681
    11,000   Komercni Banka A.S.                                                                        2,134
   302,930   Korea Exchange Bank                                                                        2,283
 4,880,800   Krung Thai Bank Public Co. Ltd. NVDR                                                       2,586
 1,223,075   Mega Financial Holding Co. Ltd.                                                              921
   125,700   Nedbank Group Ltd.                                                                         2,767
 6,524,000   PT Bank Negara Indonesia Tbk                                                               2,549
   297,500   PT Bank Rakyat Indonesia                                                                     217
   605,900   Sberbank of Russia ADR                                                                     6,974
   119,190   Shinhan Financial Group Co. Ltd.                                                           3,708
   244,500   Siam Commercial Bank Public Co. Ltd. NVDR                                                  1,170
12,389,406   SinoPac Financials Holdings Co. Ltd.                                                       4,922
   560,381   Standard Bank Group Ltd.                                                                   7,402
    91,981   State Bank of India Ltd. GDR(b)                                                            6,393
    46,600   State Bank of India Ltd. GDR                                                               3,239
 5,648,220   Taishin Financial Holdings Co. Ltd.                                                        2,159
 1,457,460   Turkiye Garanti Bankasi A.S.                                                               6,249
   277,500   Turkiye Halk Bankasi A.S.                                                                  2,502
 1,030,700   Turkiye Is Bankasi                                                                         3,139
   210,450   Woori Finance Holdings Co. Ltd.                                                            2,003
                                                                                                   ----------
                                                                                                      173,538
                                                                                                   ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
   199,200   BR Properties S.A.                                                                         2,424
 2,950,000   Franshion Properties China Ltd.                                                              863
                                                                                                   ----------
                                                                                                        3,287
                                                                                                   ----------
             INSURANCE BROKERS (0.4%)
   426,700   Brazil Insurance Participacoes e Administracao S.A.                                        4,099
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (1.5%)
 1,766,011   China Life Insurance Co. Ltd.                                                              1,598
 2,435,000   China Life Insurance Co. Ltd. "H"                                                          6,530
   139,100   Discovery Holdings Ltd.                                                                      955
    61,900   Liberty Holdings Ltd.                                                                        676
   595,600   MMI Holdings Ltd.                                                                          1,379
   364,100   Sanlam Ltd.                                                                                1,603
   104,760   Tong Yang Life Insurance Co. Ltd., acquired 7/23/2010 - 4/19/2012; cost $1,114(c)            937
                                                                                                   ----------
                                                                                                       13,678
                                                                                                   ----------
             MULTI-LINE INSURANCE (1.1%)
   484,800   Porto Seguro S.A.                                                                          4,476

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                                                   Portfolio of Investments |  4

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    32,100   Powszechny Zaklad Ubezpieczen S.A.                                                    $    3,346
   404,271   Sul America S.A.                                                                           2,872
                                                                                                   ----------
                                                                                                       10,694
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    22,200   FirstRand Ltd.                                                                                72
   107,100   Grupo BTG Pactual                                                                          1,649
                                                                                                   ----------
                                                                                                        1,721
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
    39,520   Dongbu Insurance Co. Ltd.                                                                  1,614
    63,380   Hyundai Marine & Fire Insurance Co. Ltd.                                                   1,827
   668,200   PICC Property and Casualty Co. Ltd "H"                                                       804
    23,191   Samsung Fire & Marine Insurance Co. Ltd.                                                   4,783
                                                                                                   ----------
                                                                                                        9,028
                                                                                                   ----------
             REAL ESTATE DEVELOPMENT (2.4%)
 1,697,040   China Overseas Land & Investment Ltd.                                                      3,833
 1,144,000   China Resources Land Ltd.                                                                  2,210
 4,528,916   Country Garden Holdings Co. Ltd.                                                           1,594
 4,423,859   Emaar Properties PJSC                                                                      3,987
 7,401,400   Evergrande Real Estate Group Ltd.                                                          2,834
 3,293,200   Guangzhou R&F Properties Co. Ltd. "H"                                                      3,821
 3,103,500   L.P.N. Development Public Co. Ltd.(a)                                                      1,664
 1,560,100   L.P.N. Development Public Co. Ltd. NVDR                                                      836
 3,201,200   PT Bumi Serpong Damai Tbk                                                                    336
   800,000   Shimao Property Holdings Ltd.                                                              1,209
                                                                                                   ----------
                                                                                                       22,324
                                                                                                   ----------
             REAL ESTATE OPERATING COMPANIES (0.1%)
    18,300   Multiplan Empreendimentos Imobiliarios S.A.                                                  468
                                                                                                   ----------
             REITs - RESIDENTIAL (0.0%)
   655,600   Sinpas Gayrimenkul Yatirim Ortakligi A.S.                                                    465
                                                                                                   ----------
             SPECIALIZED FINANCE (0.1%)
   386,000   Chailease Holding Co. Ltd.                                                                   651
                                                                                                   ----------
             Total Financials                                                                         243,987
                                                                                                   ----------
             HEALTH CARE (1.4%)
             ------------------
             HEALTH CARE FACILITIES (0.1%)
   120,100   Life Healthcare Group Holdings Ltd.                                                          456
                                                                                                   ----------
             HEALTH CARE SERVICES (0.2%)
   346,600   Diagnosticos da America S.A.                                                               2,187
                                                                                                   ----------
             PHARMACEUTICALS (1.1%)
   234,030   Adcock Ingram Holdings Ltd.                                                                1,602
    83,600   Aspen Pharmacare Holdings Ltd.                                                             1,428
   237,370   Pharmstandard GDR*(b)                                                                      3,430
     2,130   Richter Gedeon Nyrt                                                                          363
    29,858   Yuhan Corp.                                                                                3,526
                                                                                                   ----------
                                                                                                       10,349
                                                                                                   ----------
             Total Health Care                                                                         12,992
                                                                                                   ----------
             INDUSTRIALS (7.3%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    18,200   Embraer S.A. ADR                                                                             490
                                                                                                   ----------
             AIR FREIGHT & LOGISTICS (0.2%)
13,677,200   Sinotrans Ltd. "H", acquired 3/31/2005 - 4/23/2012; cost $3,013(c)                         1,869
                                                                                                   ----------
             AIRLINES (0.1%)
   481,600   Turk Hava Yollari Anonim Ortakligi                                                           953
                                                                                                   ----------

================================================================================

5  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             AIRPORT SERVICES (0.3%)
 4,762,000   Beijing Capital International Airport Co. Ltd. "H"                                    $    3,260
                                                                                                   ----------
             COMMERCIAL PRINTING (0.1%)
    55,400   Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.            955
                                                                                                   ----------
             CONSTRUCTION & ENGINEERING (2.8%)
   613,000   China Communications Construction Co. Ltd. "H"                                               471
 6,245,000   China Railway Construction Corp.                                                           4,719
 7,074,000   China Railway Group Ltd. "H"                                                               2,663
   592,000   China State Construction International Holdings Ltd.                                         630
    35,537   Daelim Industrial Co. Ltd.                                                                 2,781
    36,111   Doosan Heavy Industries & Construction Co. Ltd.                                            1,884
   144,190   Hyundai Development Co.                                                                    2,650
   137,600   Larsen & Toubro Ltd. GDR                                                                   3,371
 1,653,775   Murray & Roberts Holdings Ltd.*                                                            4,292
    10,817   Samsung Engineering Co. Ltd.                                                               1,835
   130,600   Tekfen Holding A.S.                                                                          483
                                                                                                   ----------
                                                                                                       25,779
                                                                                                   ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
 1,661,000   China South Locomotive & Rolling Stock Industry Group                                      1,126
     4,363   Hyundai Heavy Industries Co. Ltd.                                                            890
   234,295   Marcopolo S.A.                                                                             1,313
   675,090   PT United Tractors Tbk                                                                     1,420
    97,690   Samsung Heavy Industries Co. Ltd.                                                          3,199
                                                                                                   ----------
                                                                                                        7,948
                                                                                                   ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
  222,000    Dynapack International Technology Corp.                                                    1,071
   75,000    Zhuzhou CSR Times Electric Co. Ltd. "H"                                                      181
                                                                                                   ----------
                                                                                                        1,252
                                                                                                   ----------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
 2,064,000   Shanghai Electric Group Co. Ltd. "H"                                                         830
                                                                                                   ----------
             HIGHWAYS & RAILTRACKS (0.6%)
   301,300   OHL Mexico SC, S.A.B. de C.V.*                                                               454
 3,135,500   PT Jasa Marga (Persero) Tbk                                                                1,891
 4,510,000   Zhejiang Expressway Co. Ltd. "H"                                                           2,971
                                                                                                   ----------
                                                                                                        5,316
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (1.5%)
   181,200   Alfa, S.A.B. de C.V. "A"                                                                   2,904
 2,796,881   NWS Holdings Ltd.                                                                          4,486
 1,541,000   Shanghai Industrial Holdings Ltd.                                                          4,222
    19,149   SK Holdings Co. Ltd.                                                                       2,819
                                                                                                   ----------
                                                                                                       14,431
                                                                                                   ----------
             INDUSTRIAL MACHINERY (0.0%)
   127,900   Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(c)                     229
                                                                                                   ----------
             MARINE PORTS & SERVICES (0.3%)
 2,453,382   Cosco Pacific Ltd.                                                                         3,034
                                                                                                   ----------
             RAILROADS (0.1%)
    55,000   Globaltrans Investment plc GDR                                                             1,034
                                                                                                   ----------
             SECURITY & ALARM SERVICES (0.1%)
    22,300   S1 Corp.                                                                                   1,160
                                                                                                   ----------
             Total Industrials                                                                         68,540
                                                                                                   ----------
             INFORMATION TECHNOLOGY (12.0%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
 9,506,500   BYD Electronic International Co. Ltd.                                                      1,924
                                                                                                   ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             COMPUTER HARDWARE (1.0%)
   338,000   Asustek Computer, Inc.                                                                $    3,374
 2,702,000   Lenovo Group Ltd.                                                                          2,198
   598,600   Pegatron Corp.                                                                               751
 1,135,000   Quanta Computer, Inc.                                                                      2,929
   306,600   Wistron Corp.                                                                                343
                                                                                                   ----------
                                                                                                        9,595
                                                                                                   ----------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   673,000   AmTRAN Technology Co. Ltd.                                                                   517
   231,900   Simplo Technology Co. Ltd.                                                                 1,370
 2,827,530   TPV Technology Ltd.                                                                          536
                                                                                                   ----------
                                                                                                        2,423
                                                                                                   ----------
             ELECTRONIC COMPONENTS (1.2%)
 6,051,000   AU Optronics Corp.                                                                         1,837
   581,030   AU Optronics Corp. ADR                                                                     1,761
   682,000   Chin-Poon Industrial Co. Ltd.                                                                833
    82,100   Daeduck Electronics Co. Ltd.                                                                 763
 2,037,381   Nan Ya Printed Circuit Board Corp.                                                         3,265
   991,705   Young Fast Optoelectronics Co. Ltd.                                                        2,477
                                                                                                   ----------
                                                                                                       10,936
                                                                                                   ----------
             ELECTRONIC MANUFACTURING SERVICES (1.5%)
 4,899,989   Hon Hai Precision Industry Corp. Ltd.                                                     13,873
                                                                                                   ----------
             INTERNET SOFTWARE & SERVICES (0.1%)
    27,000   Tencent Holdings Ltd.                                                                        824
    21,900   Yandex N.V. "A"*                                                                             463
                                                                                                   ----------
                                                                                                        1,287
                                                                                                   ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
 1,794,520   Rolta India Ltd.(b)                                                                        2,081
                                                                                                   ----------
             SEMICONDUCTORS (7.2%)
 1,253,241   Advanced Semiconductor Engineering, Inc.                                                     937
    41,500   Iljin Display Co. Ltd.                                                                       633
    83,000   Media Tek, Inc.                                                                              887
   639,000   Novatek Microelectronics Corp.                                                             2,059
   339,000   Phison Electronics Corp.                                                                   2,558
 1,739,100   Powertech Technology, Inc.                                                                 3,281
    32,381   Samsung Electronics Co. Ltd.                                                              35,188
 1,337,000   Siliconware Precision Industries Co.                                                       1,509
   434,940   Siliconware Precision Industries Co. ADR                                                   2,422
    63,920   Simm Tech Co. Ltd.                                                                           634
 2,020,378   Taiwan Semiconductor Manufacturing Co. Ltd.                                                5,619
   230,998   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                            3,396
 1,086,060   Transcend Information, Inc.                                                                2,850
11,062,286   United Microelectronics Corp.                                                              4,432
   626,100   United Microelectronics Corp. ADR                                                          1,271
                                                                                                   ----------
                                                                                                       67,676
                                                                                                   ----------
             SYSTEMS SOFTWARE (0.3%)
   179,460   Asseco Poland S.A.                                                                         2,402
                                                                                                   ----------
             Total Information Technology                                                             112,197
                                                                                                   ----------
             MATERIALS (10.8%)
             -----------------
             COMMODITY CHEMICALS (0.1%)
    52,060   Capro Corp.                                                                                  674
   775,000   China Petrochemical Development Corp.                                                        620
                                                                                                   ----------
                                                                                                        1,294
                                                                                                   ----------
             CONSTRUCTION MATERIALS (2.0%)
 1,473,500   Anhui Conch Cement Co. Ltd. "H"                                                            3,678

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
 1,257,000   Asia Cement China Holdings Corp.                                                      $      468
   196,596   Cemex S.A. de C.V. ADR                                                                     1,469
 2,034,000   China National Building Material Co. Ltd. "H"                                              1,904
 3,788,000   China Shanshui Cement Group                                                                1,983
 1,426,331   India Cements Ltd. GDR(a),(b)                                                              4,292
   621,700   Magnesita Refratarios S.A.                                                                 2,217
   974,500   PT Indocement Tunggal Prakarsa Tbk                                                         2,070
   721,000   PT Semen Gresik (Perssero) Tbk                                                               938
                                                                                                   ----------
                                                                                                       19,019
                                                                                                   ----------
             DIVERSIFIED METALS & MINING (2.8%)
    12,800   Assore Ltd.                                                                                  466
   718,045   Grupo Mexico S.A.B. de C.V. "B"                                                            2,142
 1,630,000   Jiangxi Copper Co. "H"                                                                     3,535
    85,800   KGHM Polska Miedz S.A.                                                                     3,363
    10,473   Korea Zinc Co. Ltd.                                                                        3,775
   252,500   Mining and Metallurgical Co. Norilsk Nickel ADR                                            3,696
 5,604,000   PT Aneka Tambang Tbk                                                                         729
    22,300   Southern Copper Corp.                                                                        726
 1,100,850   Sterlite Industries India Ltd. ADR                                                         7,772
                                                                                                   ----------
                                                                                                       26,204
                                                                                                   ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    12,100   Sociedad Quimica y Minera Chile S.A. ADR                                                     746
    79,500   Uralkali GDR                                                                               3,073
                                                                                                   ----------
                                                                                                        3,819
                                                                                                   ----------
             GOLD (1.4%)
   526,720   African Barrick Gold Ltd.                                                                  3,714
    14,559   AngloGold Ashanti Ltd.                                                                       456
   131,300   AngloGold Ashanti Ltd. ADR                                                                 4,188
    35,100   Gold Fields Ltd.                                                                             422
   278,600   Gold Fields Ltd. ADR                                                                       3,432
    35,100   Koza Altin Isletmeleri A.S.                                                                  691
                                                                                                   ----------
                                                                                                       12,903
                                                                                                   ----------
             PAPER PRODUCTS (0.4%)
    85,900   Fibria Celulose S.A.                                                                         668
   283,300   Fibria Celulose S.A. ADR                                                                   2,190
   215,361   Sappi Ltd.*                                                                                  603
                                                                                                   ----------
                                                                                                        3,461
                                                                                                   ----------
             PRECIOUS METALS & MINERALS (0.5%)
    99,562   Anglo Platinum Ltd.                                                                        4,964
                                                                                                   ----------
             SPECIALTY CHEMICALS (0.1%)
 1,058,000   Dongyue Group                                                                                502
                                                                                                   ----------
             STEEL (3.1%)
   190,000   Angang Steel Co. Ltd. "H"                                                                     93
   221,300   Evraz plc                                                                                    791
   154,900   Ferrexpo plc                                                                                 398
   261,860   Gerdau S.A. ADR                                                                            2,338
    18,400   Hyundai Hysco                                                                                772
   977,600   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. "D"                                      623
   221,800   Metalurgica Gerdau S.A.                                                                    2,428
    56,200   Novolipetsk Steel GDR                                                                      1,016
     7,876   POSCO                                                                                      2,561
    42,540   POSCO ADR                                                                                  3,467
    23,920   Seah Besteel Corp.                                                                           745
   208,300   Severstal GDR                                                                              2,362
   680,910   Vale S.A.                                                                                 11,147
                                                                                                   ----------
                                                                                                       28,741
                                                                                                   ----------
             Total Materials                                                                          100,907
                                                                                                   ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (7.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
 3,982,000   China Communications Services Corp. Ltd. "H"                                          $    2,213
    14,056   Chunghwa Telecom Co. Ltd. ADR                                                                422
    77,660   KT Corp.                                                                                   2,354
   141,200   KT Corp. ADR                                                                               2,134
    63,831   Oi S.A. ADR                                                                                  283
   654,348   Oi S.A. ADR                                                                                2,434
   793,730   Telkom S.A. Ltd.                                                                           1,815
                                                                                                   ----------
                                                                                                       11,655
                                                                                                   ----------
             WIRELESS TELECOMMUNICATION SERVICES (6.3%)
   136,000   Advanced Info Service Public Co. Ltd.(a)                                                     942
   545,720   America Movil S.A.B. de C.V. ADR "L"                                                      13,965
   971,000   China Mobile Ltd.                                                                         10,366
    62,860   China Mobile Ltd. ADR                                                                      3,375
    72,600   Mobile TeleSystems ADR                                                                     1,337
   382,600   MTN Group Ltd.                                                                             7,148
 5,259,500   PT Indonesian Satellite Corp. Tbk                                                          2,813
    35,217   SK Telecom Co. Ltd.                                                                        4,516
   204,730   SK Telecom Co. Ltd. ADR                                                                    2,936
   711,930   Turkcell Iletisim Hizmetleri A.S.                                                          4,226
   111,860   Turkcell Iletisim Hizmetleri A.S. ADR*                                                     1,655
   525,640   Vimpelcom Ltd.                                                                             5,588
                                                                                                   ----------
                                                                                                       58,867
                                                                                                   ----------
             Total Telecommunication Services                                                          70,522
                                                                                                   ----------
             UTILITIES (3.5%)
             ----------------
             ELECTRIC UTILITIES (2.2%)
   538,913   Centrais Electricas Brasileiras S.A.                                                       3,457
   163,625   Companhia Energetica de Minas Gerais ADR                                                   2,782
   135,200   CPFL Energia S.A.                                                                          1,432
   468,700   Energias do Brasil S.A.                                                                    2,995
   320,420   Korea Electric Power Corp.*                                                                6,947
   187,460   Korea Electric Power Corp. ADR                                                             2,008
   119,800   PGE S.A.                                                                                     675
   311,587   Tenaga Nasional Berhad(a)                                                                    682
                                                                                                   ----------
                                                                                                       20,978
                                                                                                   ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
  8,773,000  China Power International Development Ltd.                                                 2,341
    116,800  Companhia Energetica de Sao Paulo                                                          1,810
  3,545,800  Huaneng Power International, Inc. "H"                                                      2,441
     37,980  Huaneng Power International, Inc. ADR "H"                                                  1,051
                                                                                                   ----------
                                                                                                        7,643
                                                                                                   ----------
             WATER UTILITIES (0.5%)
     33,900  Companhia de Saneamento Basico do Estado de Sao Paulo ADR                                  2,885
  1,834,000  Guangdong Investment Ltd.                                                                  1,357
                                                                                                   ----------
                                                                                                        4,242
                                                                                                   ----------
             Total Utilities                                                                           32,863
                                                                                                   ----------
             Total Common Stocks (cost: $922,420)                                                     868,642
                                                                                                   ----------
             PREFERRED SECURITIES (2.6%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    24,492   Hyundai Motor Co. Ltd.                                                                     1,494
                                                                                                   ----------

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             TEXTILES (0.1%)
   355,888   Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 12/14/2010; cost $1,212*(c) $      482
                                                                                                   ----------
             Total Consumer Discretionary                                                               1,976
                                                                                                   ----------
             CONSUMER STAPLES (0.3%)
             -----------------------
             BREWERS (0.3%)
    61,700   Companhia de Bebidas das Americas ADR                                                      2,320
                                                                                                   ----------
             Total Consumer Staples                                                                     2,320
                                                                                                   ----------
             ENERGY (1.2%)
             -------------
             INTEGRATED OIL & GAS (1.2%)
   566,180   Petroleo Brasileiro S.A. ADR                                                              11,652
                                                                                                   ----------
             Total Energy                                                                              11,652
                                                                                                   ----------
             FINANCIALS (0.7%)
             -----------------
             DIVERSIFIED BANKS (0.7%)
   107,900   Banco Itau Holding Financeira S.A.                                                         1,685
 1,010,371   Itausa - Investimentos Itau S.A.                                                           4,654
                                                                                                   ----------
                                                                                                        6,339
                                                                                                   ----------
             Total Financials                                                                           6,339
                                                                                                   ----------
             MATERIALS (0.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
   117,900   Braskem S.A. "A"                                                                             743
                                                                                                   ----------
             STEEL (0.1%)
    30,700   Bradespar S.A.                                                                               401
    44,300   Gerdau S.A.                                                                                  392
                                                                                                   ----------
                                                                                                          793
                                                                                                   ----------
             Total Materials                                                                            1,536
                                                                                                   ----------
             Total Preferred Securities (cost: $30,795)                                                23,823
                                                                                                   ----------
             EXCHANGE-TRADED FUNDS (1.2%)

    33,481   iPath MSCI India Index ETF*                                                                1,709
 3,190,848   iShares FTSE A50 China Index ETF                                                           3,756
    51,720   iShares MSCI Emerging Markets Index ETF                                                    2,032
   233,260   WisdomTree India Earnings ETF                                                              3,867
                                                                                                   ----------
             Total Exchange-Traded Funds (cost: $14,622)                                               11,364
                                                                                                   ----------
             RIGHTS (0.0%)

             FINANCIALS (0.0%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
 1,220,200   Krung Thai Bank Rights*(a)                                                                   156
                                                                                                   ----------
             Total Financials                                                                             156
                                                                                                   ----------
             Total Rights (cost: $--)                                                                     156
                                                                                                   ----------
             Total Equity Securities (cost: $967,837)                                                 903,985
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
23,535,119   State Street Institutional Liquid Reserve Fund, 0.19%(d)                                  23,535
                                                                                                   ----------
             Total Money Market Instruments (cost: $23,535)                                            23,535
                                                                                                   ----------
             TOTAL INVESTMENTS (COST: $991,372)                                                    $  927,520
                                                                                                   ==========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

                                                   (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                                 QUOTED PRICES        OTHER           SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $     857,918     $    10,724       $         --   $  868,642
  Preferred Securities                                  23,823              --                 --       23,823
  Exchange-Traded Funds                                 11,364              --                 --       11,364
  Rights                                                    --             156                 --          156
Money Market Instruments:
  Money Market Funds                                    23,535              --                 --       23,535
--------------------------------------------------------------------------------------------------------------
Total                                            $     916,640     $    10,880       $         --   $  927,520
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through August 31, 2012, common stocks with a fair value of $3,773,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only through a USAA Managed Account Program or to a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

12  | USAA Emerging Markets Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets. Level 2 securities also included rights valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of August 31, 2012.

E. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $76,518,000 and $140,370,000, respectively, resulting in net unrealized depreciation of $63,852,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $934,850,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

================================================================================

15  | USAA Emerging Markets Fund

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2012, was $3,517,000, which represented 0.4% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2012.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16

                                         ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.